Non-controlling interests - Amounts Attributable To Joint Ventures Included in GSK Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Non-controlling Interests [Line Items]
Share of profit for the year attributable to non-controlling interest	£ 376	£ 380	£ 460
Non-controlling interest in the consolidated balance sheet	(585)	(552)
ViiV Healthcare
Disclosure of Non-controlling Interests [Line Items]
Share of profit for the year attributable to non-controlling interest	357	373	415
Dividends paid to non-controlling interest	392	398	480
Non-controlling interest in the consolidated balance sheet	£ (683)	£ (648)	£ (611)